Summary of Significant Accounting Policies - (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of calculation of basic and diluted net income per ordinary share

The following tables reflect the calculation of basic and diluted net income per ordinary share:

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Class A	Class A and B	Class A	Class A and B
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
Basic net income per share:
Numerator:
Allocation of net income	$6,709,996	$1,846,707	$6,325,884	$2,465,990
Denominator:
Weighted-average shares outstanding	28,750,000	7,912,500	18,825,342	7,338,596
Basic income per share	$0.23	$0.23	$0.34	$0.34

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Class A	Class A and B	Class A	Class A and B
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
Diluted net income per share:
Numerator:
Allocation of net income	$6,709,996	$1,846,707	$6,304,223	$2,487,651
Denominator:
Weighted-average shares outstanding	28,750,000	7,912,500	18,825,342	7,428,493
Diluted income per share	$0.23	$0.23	$0.33	$0.33

Schedule of Class A ordinary shares subject to possible redemption

At December 31, 2025 and 2024, the Class A ordinary shares subject to redemption reflected in the accompanying consolidated balance sheets are reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(1,437,500)
Public Shares issuance costs	(14,474,543)
Plus:
Accretion of carrying value to redemption value	24,534,690
Class A ordinary shares subject to possible redemption, December 31, 2024	296,122,647
Plus:
Accretion of carrying value to redemption value	11,494,752
Class A ordinary shares subject to possible redemption, December 31, 2025	$307,617,399